united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
40,800		Blue Capital Reinsurance Holdings, Ltd.			655,248
		(Cost - $759,750)
Principal Amount ($) *			Coupon Rate (%)	Maturity
		BONDS & NOTES - 72.5%
		APPAREL - 0.9%
7,500,000		Hanesbrand, Inc.	6.3750	12/15/2020	7,837,500

		BANKS - 13.3%
2,000,000		ABN AMRO Bank NV (a)	6.2500	9/13/2022	2,109,790
2,000,000	EUR	Banco Espanol de Credito SA (a)	0.6120	Perpetual	1,518,142
2,750,000		Bank of America Corp. (a)	0.8501	5/2/2017	2,732,568
1,967,000		Bank of America Corp. (a)	8.0000	Perpetual	2,072,726
6,500,000	EUR	Banque Federative du Credit Mutual SA (a)	1.4020	Perpetual	4,660,864
1,000,000		Banque International a Luxemburg SA (a)	1.0035	7/5/2016	982,500
3,200,000	GBP	Barclays Bank PLC (a)	14.0000	Perpetual	6,407,466
1,900,000		BBVA Bancomer SA (b)	6.7500	9/30/2022	2,062,450
1,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)	8.3750	Perpetual	1,978,939
2,000,000		Credit Agricole SA (a,b)	1.3020	6/10/2020	2,002,240
982,000	EUR	Deutsche Bank Capital Finance Trust I (a)	1.7500	Perpetual	913,941
3,000,000	EUR	Deutsche Postbank Funding Trust III (a)	1.3760	Perpetual	2,386,452
2,000,000		Erste Europaische Pfanbrief und Kommunalkrditbank AG	5.1250	1/21/2016	2,028,132
8,554,000		Goldman Sachs Group, Inc. (a)	1.9252	11/29/2023	8,741,487
9,900,000		ING Bank NV (a)	4.1250	11/21/2023	10,152,133
3,000,000	EUR	ING Groep NV (a)	1.1700	Perpetual	2,403,258
5,500,000	EUR	ING Groep NV (a)	1.5700	Perpetual	4,490,703
5,000,000		JP Morgan Chase & Co. (a) +	5.0000	Perpetual	4,881,250
13,117,000		JP Morgan Chase & Co. (a)	7.9000	Perpetual	13,789,246
250,000		KeyBank NA	2.5000	12/15/2019	250,583
12,735,319		Manufacturers & Traders Trust Co. (a)	5.6290	12/1/2021	12,830,834
1,000,000		Morgan Stanley (a)	2.5000	9/22/2019	1,026,348
4,000,000		Santander Central Hispano Issuances Ltd.	7.2500	11/1/2015	4,033,324
5,000,000		Standard Chartered PLC (a)	4.0000	7/12/2022	5,091,445
600,000		SunTrust Capital III (a)	0.9872	3/15/2028	511,500
3,000,000		UT2 Funding PLC	5.3210	6/30/2016	3,416,492
5,960,000		VTB Bank OJSC via VTB Eurasia SA (a)	9.5000	Perpetual	5,415,316
10,610,000		Wells Fargo & Co. (a)	7.9800	Perpetual	11,339,438
					120,229,567
		BULDING MATERIALS - 0.8%
7,319,000		Martin Marietta Materials, Inc. (a)	1.3818	6/30/2017	7,273,307

		COMMERCIAL SERVICES - 1.3%
3,000,000		Hertz Corp.	6.7500	4/15/2019	3,075,000
7,308,000		Lender Process Services	5.7500	4/15/2023	7,737,345
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,084,198
					11,896,543
		COMPUTERS - 0.5%
4,936,000		Hewlett-Packard Co. (a)	1.2258	1/14/2019	4,924,958

		DIVERSIFIED FINANCIAL SERVICES - 8.0%
2,000,000		Cantor Fitzgerald LP (b)	6.5000	6/17/2022	2,086,422
5,555,000		Cantor Fitzgerald LP (b)	7.8750	10/15/2019	6,216,378
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.5000	3/15/2017	2,992,500
10,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	10,155,000
4,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	4,154,400
8,750,000		International Lease Finance Corp. (a)	2.2872	6/15/2016	8,718,500
4,000,000		International Lease Finance Corp.	8.6250	9/15/2015	4,007,600
6,620,000		International Lease Finance Corp.	8.7500	3/15/2017	7,195,940
3,000,000		KCG Holdings, Inc. (b)	6.8750	3/15/2020	2,797,500
9,000,000		Nelnet, Inc. (a)	3.6570	9/29/2036	7,065,000
7,450,000		Och-Ziff Finance Co. LLC (b) +	4.5000	11/20/2019	7,448,540
9,200,000		Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	9,812,030
					72,649,810

See accompanying notes to financial statements

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	ELECTRIC - 1.5%
9,000,000	AES Corp. (a)	3.3244	6/1/2019	8,932,500
500,000	NRG Energy, Inc.	7.8750	5/15/2021	518,750
4,000,000	NRG Energy, Inc.	8.2500	9/1/2020	4,150,000
				13,601,250
	ELECTRONICS - 0.2%
2,000,000	Jabil Circuit, Inc.	8.2500	3/15/2018	2,255,300

	ENGINEERING & CONSTRUCTION - 0.7%
6,800,000	Skyway Concession Co. LLC (a,b)	0.5618	6/30/2017	6,477,000

	ENTERTAINMENT - 0.5%
4,000,000	International Game Technology	7.5000	6/15/2019	4,300,000

	FOOD - 0.2%
350,000	JBS USA LLC (b)	8.2500	2/1/2020	370,562
1,241,000	JBS USA LLC	8.2500	2/1/2020	1,313,909
				1,684,471
	HAND / MACHINE TOOLS- 1.5%
13,000,000	Stanley Black & Decker, Inc. (a)	5.7500	12/15/2053	13,991,250

	HOLDING COMPANIES - DIVERSIFIED - 0.2%
1,500,000	Hutchison Whampoa International 12 Ltd. (a)	6.0000	Perpetual	1,565,955

	INSURANCE - 2.8%
3,500,000	Catlin Insurance Co. Ltd. (a,b) +	7.2490	Perpetual	3,031,875
3,000,000	Fairfax Financial Holdings Ltd. (b)	5.8000	5/15/2021	3,211,800
1,639,000	Fairfax Financial Holdings Ltd.	7.3750	4/15/2018	1,790,863
5,000,000	Genworth Holdings, Inc. +	6.5150	5/22/2018	5,112,500
2,000,000	Genworth Holdings, Inc. Class A	7.7000	6/15/2020	2,090,000
8,053,000	ING Capital Funding Trust III (a)	3.8818	Perpetual	7,952,338
6,942,000	Sirius International Group Ltd. (a,b)	7.5060	Perpetual	2,035,000
				25,224,376
	INTERNET - 0.1%
1,000,000	Baidu, Inc.	3.0000	6/30/2020	993,893

	IRON / STEEL - 2.1%
8,000,000	Glencore Funding LLC (a,b)	1.6488	1/15/2019	7,743,920
2,000,000	Glencore Funding LLC (a)	1.6488	1/15/2019	1,946,970
3,000,000	Metalloinvest Finance Ltd.	6.5000	7/21/2016	3,049,260
6,900,000	United States Steel Corp. +	7.3750	4/1/2020	6,312,810
				19,052,960
	MACHINERY - DIVERSIFIED - 0.5%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,177,800
2,000,000	Case New Holland, Inc.	7.8750	12/1/2017	2,177,800
				4,355,600
	MEDIA - 0.1%
1,500,000	TV Azteca SAB de CV	7.5000	5/25/2018	1,365,000

	MINING - 2.3%
5,315,000	FMG Resources August 2006 Pty Ltd. (b) +	8.2500	11/1/2019	4,112,481
5,000,000	Kinross Gold Corp.	3.6250	9/1/2016	4,935,365
6,000,000	Kinross Gold Corp.	5.1250	9/1/2021	5,518,644
6,000,000	MMC Norilsk Nickel OJSC via MMC Finance Ltd.	4.3750	4/30/2018	5,910,000
				20,476,490
	MISCELLANEOUS MANUFACTURING - 0.3%
2,900,000	Bombardier, Inc. +	7.5000	3/15/2018	2,726,000

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		OIL & GAS - 8.8%
5,665,000		Chesapeake Energy Corp. (a) +	3.5388	4/15/2019	4,234,588
6,000,000		Chesapeake Energy Corp. +	7.2500	12/15/2018	5,265,000
5,000,000		Continental Resources, Inc.	5.0000	9/15/2022	4,537,500
6,000,000		Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	6,210,000
2,960,000		Gazprom OAO Via Gaz Capital SA	8.1460	4/11/2018	3,154,324
9,240,000		Petrobras Global Finance BV (a)	2.4288	1/15/2019	8,154,300
5,000,000		Petrobras International Finance Co.	3.5000	2/6/2017	4,841,550
12,250,000		Petroleos Mexicanos (a) +	2.3070	7/18/2018	12,456,535
5,000,000		Rosneft Finance	7.5000	7/18/2016	5,156,250
6,000,000		Transocean, Inc.	5.5500	12/15/2016	6,039,000
6,500,000		Transocean, Inc.	7.5000	4/15/2031	4,696,250
8,781,000		United Refining Co.	10.5000	2/28/2018	9,176,145
6,000,000		Whiting Canadian Holding Co. ULC	8.1250	12/1/2019	5,790,000
					79,711,442
		OIL& GAS SERVICE - 3.7%
1,126,000		Freeport-McMoran Oil & Gas LLC	6.1250	6/15/2019	1,051,767
12,800,000		Freeport-McMoran Oil & Gas LLC	6.5000	11/15/2020	11,968,000
5,657,000		Freeport-McMoran Oil & Gas LLC	6.6250	5/1/2021	5,218,583
3,999,000		Freeport-McMoran Oil & Gas LLC	6.7500	2/1/2022	3,649,087
4,400,000		SESI LLC.	6.3750	5/1/2019	4,400,000
7,030,000		SESI LLC.	7.1250	12/15/2021	7,048,700
					33,336,137
		OTHER ABS - 18.3%
2,000,000		ACAS CLO Ltd. 2013-1A D (a,b)	3.8870	4/20/2025	1,950,800
3,000,000		ACIS CLO 2014-5A D (a,b)	4.6401	11/1/2026	2,865,600
2,000,000	EUR	Aquilae CLO II PLC 2006-1X C (a)	0.6290	1/17/2023	2,185,900
1,900,000	EUR	Ares European CLO II BV 2007-2X C (a)	2.5380	3/14/2025	2,097,680
5,000,000		ARES XXX CLO Ltd. 2014-30A D (a.b)	3.1370	4/20/2023	4,906,500
4,000,000		Avery Point IV CLO 2014-1A D (a,b)	3.7951	4/25/2026	3,813,626
2,000,000		Babson CLO Ltd 2011-I A C (a,b)	3.0231	9/28/2021	1,984,200
2,500,000		Bluemountain CLO III Ltd 2007-3A D (a,b)	1.6833	3/17/2021	2,401,250
4,000,000		Burr Ridge CLO Plus LLC 2006-1AE (a,b)	3.8820	3/27/2023	3,984,000
7,100,000		Callidus Debt Partners CLO Fund 5A C (a,b)	1.7829	11/20/2020	6,987,820
8,000,000		Callidus Debt Partners CLO Fund VII 6A C (a,b)	3.2941	10/23/2021	7,804,800
9,000,000		Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.5357	6/19/2021	8,811,900
4,500,000		Centurion CDO 9 Ltd. 2005-9A C (a,b)	2.1385	7/17/2019	4,247,550
7,270,000		CIFC Funding Ltd. 2006-1A A3L (a,b)	1.0570	10/20/2020	7,259,095
4,500,000		CIFC Funding Ltd. 2006-2A B1L (a,b)	1.9244	3/1/2021	4,440,600
4,814,852		CIFC Funding Ltd. 2006-2A B2L Ltd. (a,b)	4.3244	3/1/2021	4,808,593
4,200,000		Crown Point CLO II Ltd. 2013-2A B1L (a,b)	3.8358	12/31/2023	3,990,420
5,500,000		Doral CLO II Ltd. 2012-2AB (a,b)	2.7820	5/26/2023	5,456,550
2,000,000	EUR	Eaton Vance CDO X PLC 2007-10X C1 (a)	0.5200	2/22/2027	2,125,623
3,000,000		Foothill CLO Ltd. 2007-1AE (a,b)	3.8291	2/22/2021	3,005,700
4,000,000		Fortress Credit BSL Ltd. 2013-1A D (a,b)	3.7870	1/19/2025	3,740,000
4,000,000		Four Corners CLO III Ltd. 2006-3AD (a,b)	1.7950	7/22/2020	3,820,400
10,000,000		Fraser Sullivan CLO II Ltd. 2006-2A D (a,b)	1.7808	12/20/2020	9,827,000
1,875,000	EUR	Gateway IV Euro CLO SA 2007-4X D (a)	1.4660	4/25/2023	2,063,987
2,440,000		Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.4001	8/1/2022	2,390,956
6,160,172		Greens Creek Funding Ltd. 2007-1A D (a,b)	4.5370	4/18/2021	6,144,772
4,000,000		Gulf Stream - Compass CLO 2007-1AB (a,b)	1.1936	10/28/2019	3,915,600
8,040,000		Hillmark Funding Ltd. 2006-1AB (a.b)	1.0334	5/21/2021	7,556,796
8,250,000		Inwood Park CDO Ltd. 2006-1A D (a,b)	1.6870	1/20/2021	7,867,200
1,250,000		Jersey Street CLO Ltd. 2006-1A C (a,b)	1.0370	10/20/2018	1,225,375
3,000,000		Jersey Street CLO Ltd. 2006-1A D (a,b)	1.8370	10/20/2018	2,954,400
3,000,000		LCM IX LP 9AE (a,b)	4.4858	7/14/2022	3,007,500
6,700,000		Liberty CLO Ltd. 2005-1A A4 (a,b)	0.8501	11/1/2017	6,611,560
3,000,000		Monroe Capital BSL CLO Ltd. 2015-1A D (a,b)	4.2359	5/22/2027	2,856,900
5,000,000		Navigare Funding II CLO Ltd. 2007-2A D (a,b)	1.9885	4/17/2021	4,779,000
3,500,000		Nob Hill CLO Ltd. 2006-1A C (a,b)	1.1205	8/15/2018	3,442,950
5,000,000		Schiller Park 2007-1A C (a,b)	1.0251	4/25/2021	4,789,000
4,000,000		Shinnecock CLO 2006-1A D (a,b)	2.0888	7/15/2018	3,872,400
					165,994,003

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	PIPELINES - 1.4%
1,000,000	Energy Transfer Partners LP (a)	3.3176	11/1/2066	755,000
6,737,000	Enterprise Products Operating LLC (a)	8.3750	8/1/2066	6,619,103
3,000,000	Enterprise Products Operating LLC (a)	7.0340	1/15/2068	3,210,000
1,800,000	Hiland Partners LP (b)	7.2500	10/1/2020	1,912,500
				12,496,603
	REITS - 0.6%
5,000,000	Omega Healthcare Investors, Inc.	6.7500	10/15/2022	5,200,000

	RETAIL - 0.7%
5,000,000	Best Buy Co., Inc.	5.0000	8/1/2018	5,313,500
1,000,000	Dollar General Corp	4.1250	7/15/2017	1,034,786
				6,348,286
	TELECOMMUNICATIONS - 0.7%
6,000,000	Frontier Communications Corp.	8.5000	4/15/2020	6,180,000

	TRANSPORTATION - 0.5%
5,000,000	Russian Railways via RZD Capital PLC	5.7390	4/3/2017	5,097,460

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
2,984	Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	2,707
16,934	Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	13,895
				16,602

	TOTAL BONDS & NOTES (Cost - $673,387,430)			657,261,763

	BANK LOANS - 0.5%
1,954,887	Hertz Corp. (a)	4.0000	3/11/2018	1,953,675
2,306,667	Hilton Worldwide Finance (a)	3.5000	10/25/2020	2,300,900
	TOAL BANK LOANS (Cost - $4,285,438)			4,254,575

	CONVERTIBLE BONDS - 5.2%
	COAL - 0.1%
7,000,000	Peabody Energy Corp.	4.7500	12/15/2041	1,054,375

	INTERNET - 0.6%
5,960,000	Yandex NV	1.1250	12/15/2018	4,950,525

	INVESTMENT FIRMS - 2.7%
8,065,000	Apollo Investment Corp. +	5.7500	1/15/2016	8,165,813
7,766,000	Ares Capital Corp. +	4.7500	1/15/2018	8,037,810
4,500,000	Prospect Capital Corp.	4.7500	4/15/2020	4,134,375
4,100,000	Prospect Capital Corp. +	5.5000	8/15/2016	4,166,625
				24,504,623
	REITS - 1.8%
12,000,000	IAS Operating Partnership LP (b) +	5.0000	3/15/2018	11,355,000
5,500,000	VEREIT, Inc.	3.0000	8/1/2018	5,211,250
				16,566,250

	TOTAL CONVERTIBLE BONDS (Cost - $51,744,171)			47,075,773

Shares		Dividend Rate (%)
	PREFERRED STOCKS - 1.3%
	AUCTION RATE PREFERRED STOCKS - 0.2%
27	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1970	Perpetual	675,000
39	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.2120	Perpetual	975,000
				1,650,000
	BANKS - 0.2%
20,000	Associated Banc-Corp (h)	6.1250	Perpetual	498,200
10,000	Capital One Finanical Corp. (h)	6.2000	Perpetual	249,000
60,000	JPMorgan Chase & Co. (h)	6.1500	Perpetual	1,500,000
				2,247,200

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Shares				Dividend Rate (%)	Maturity	Value ($)
FINANCIAL SERVICES - 0.1%
20,000		Oxford Lane Capital Corp. (h)		7.5000	6/30/2023	481,200

HOLDING COMPANIES - DIVERSIFIED - 0.8%
7,250		Pitney Bowes Internatinoal Holdings, Inc. (b,h)		6.1250	Perpetual	7,678,203

		TOTAL PREFERRED STOCKS (Cost - $12,150,938)				12,056,603

SHORT - TERM INVESTMENT - 18.9%
MONEY MARKET FUND - 18.9%
171,465,992		Federated Treasury Obligations Fund 0.01% (a)
		(Cost - $171,465,992)				171,465,992

COLLATERAL FOR SECURITIES LOANED - 3.1%
8,766,141		Dreyfus Government Cash Management 0.01% (a)				8,766,141
19,500,000		Milestone Treasury Obligations Fund 0.01% (a)				19,500,000
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $28,266,141)				28,266,141

		TOTAL INVESTMENTS - 101.6% (Cost - $942,059,860) (i)				$ 921,036,095
		LIABILITIES LESS OTHER ASSETS - (1.6) %				(14,464,215)
		NET ASSETS - 100.0%				$ 906,571,880

		ABS - Asset Backed Security	EUR - Euro
		REIT - Real Estate Investment Trust	GBP - British Pound
REMICs - Real Estate Mortgage Investment Conduits
CLO - Collateralized Loan Obligation
CDO - Collateralized Debt Obligation
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	*	Principal is in US Dollar unless otherwise noted.
	+	All or portion of these securities are on loan. Total loaned securities had a value of $27,551,453 at August 31, 2015.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2015.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2015, these securities amounted to $240,052,515 or 26.5% of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	Principal only bond - non income producing.
	(e)	Collateralized mortgage obligation (CMO).
	(f)	Issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.
government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
	(g)	The Advisor or Trustees have determined these securities to be illiquid. At August 31, 2015, these securities amounted to $1,650,000 or 0.2 % of net assets.
	(h)	Rate shown represents the dividend rate as of August 31, 2015.
	(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $942,542,964 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:	$ 3,881,499
					Unrealized Depreciation:	(25,388,368)
					Net Unrealized Depreciation:	$ (21,506,869)

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		BONDS & NOTES - 81.1%
		ASSET BACKED - 6.6%
3,000,000		OnDeck Capital, Inc. (a,b)	6.0000	8/15/2017	3,158,067
666,440		OnDeck Capital, Inc. (a,b)	7.0000	3/31/2016	682,097
1,544,435		OnDeck Capital, Inc. (a,b)	7.0000	4/30/2016	1,583,645
1,667,769		OnDeck Capital, Inc. (a,b)	7.0000	6/30/2016	1,715,867
4,000,000		OnDeck Capital, Inc. (a,b)	7.0000	4/30/2017	4,244,108
249,741		OnDeck Capital, Inc. (a,b)	8.0000	10/31/2015	252,944
416,407		OnDeck Capital, Inc. (a,b)	8.0000	11/30/2015	422,787
880,639		OnDeck Capital, Inc. (a,b)	8.0000	1/31/2016	898,377
					12,957,892
		BANKS - 5.7%
1,950,000	EUR	Banque Federative du Credit Mutuel SA (c)	1.4020	Perpetual	1,398,259
500,000	GBP	Barclays Bank PLC (c)	14.0000	Perpetual	1,001,167
2,237,300	EUR	ING Groep NV (c) +	1.5700	Perpetual	1,826,736
1,990,000		J.P. Morgan Chase & Co. (c)	7.9000	Perpetual	2,091,988
2,940,000		VTB Bank OJSC via VTB Eurasia Ltd. (c)	9.5000	Perpetual	2,671,313
1,990,000		Wells Fargo & Co. (c)	7.9800	Perpetual	2,126,813
					11,116,276
		BUILDING MATERIALS - 0.5%
900,000	EUR	Cemex SAB de CV	4.7500	1/11/2022	1,001,478

		COSMETICS/PERSONAL CARE - 0.9%
2,000,000		Avon Products, Inc.	6.3500	3/15/2020	1,715,000

		DIVERSIFIED FINANCIAL SERVICES - 9.1%
3,320,000		Cantor Fitzgerald LP (d)	7.8750	10/15/2019	3,715,279
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	2,031,000
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	2,077,200
3,000,000		KCG Holdings, Inc. (d)	6.8750	3/15/2020	2,797,500
3,000,000		Nelnet, Inc. (c)	3.6570	9/29/2036	2,355,000
4,672,000		Scottrade Financial Services, Inc. (d)	6.1250	7/11/2021	4,982,805
					17,958,784
		HOLDING COMPANIES - 1.0%
2,000,000		Leucadia National Corp.	5.5000	10/18/2023	2,020,654

		INSURANCE - 1.4%
3,900,000		Genworth Holdings, Inc. (c)	6.1500	11/15/2066	2,106,000
750,000		ING Capital Funding Trust III (c)	3.8818	Perpetual	740,625
					2,846,625
		INVESTMENT FIRM - 0.3%
600,000		Prospect Capital Corp.	5.8750	3/15/2023	600,670

		IRON / STEEL - 2.8%
2,000,000		United States Steel Corp. +	7.3750	4/1/2020	1,829,800
4,000,000		United States Steel Corp.	7.5000	3/15/2022	3,660,000
					5,489,800
		MINING - 4.2%
2,940,000		FMG Resources August 2006 Pty Ltd. (d) +	8.2500	11/1/2019	2,274,825
1,250,000		Kinross Gold Corp.	5.9500	3/15/2024	1,062,635
2,500,000		Kinross Gold Corp.	6.8750	9/1/2041	1,953,487
3,000,000		MMC Norilsk Nickel OJSC	5.5500	10/28/2020	2,938,500
					8,229,447

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015
Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		OIL & GAS - 17.8%
2,000,000		Canadian Oil Sands Ltd. (d)	7.9000	9/1/2021	2,135,054
5,900,000		Chesapeake Energy Corp.	7.2500	12/15/2018	5,177,250
3,300,000		Continental Resources Inc.	5.0000	9/15/2022	2,994,750
1,500,000		Diamond Offshore Drilling, Inc. +	5.7000	10/15/2039	1,212,687
400,000		Gazprom OAO Via Gaz Capital SA (d)	9.2500	4/23/2019	443,940
2,040,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	2,264,094
1,000,000		Linn Energy LLC / Linn Energy Finance Corp.	6.5000	5/15/2019	432,500
2,900,000		Linn Energy LLC / Linn Energy Finance Corp.	8.6250	4/15/2020	1,316,020
2,000,000		Newfield Exploration Co.	5.7500	1/30/2022	1,982,500
3,591,000		Petrobras International Finance Co.	5.3750	1/27/2021	3,174,444
800,000		Rosneft Oil Co via Rosneft International Finance Ltd.	4.1990	3/6/2022	680,000
2,000,000		Transocean, Inc. +	6.8750	12/15/2021	1,600,000
3,970,000		Transocean, Inc.	7.5000	4/15/2031	2,868,325
3,535,000		United Refining Co.	10.5000	2/28/2018	3,694,075
5,220,000		Whiting Canadian Holding Co. ULC	8.1250	12/1/2019	5,037,300
					35,012,939
		OIL & GAS SERVICES - 3.9%
5,000,000		Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.5000	11/15/2020	4,675,000
3,000,000		Sesi LLC	6.3750	5/1/2019	3,000,000
					7,675,000
		OTHER ABS - 18.4%
2,000,000		ACIS CLO 2014-5A D Ltd. (c,d)	4.6401	11/1/2026	1,910,400
3,000,000	EUR	Ares European CLO II BV 2007-2X C (c)	2.5380	3/14/2025	3,312,126
1,750,000		Avery Point IV CLO Ltd. 2014-1A D (c,d)	3.7951	4/25/2026	1,668,461
2,000,000		Burr Ridge CLO Plus LLC 2006-1A E (c,d)	3.8820	3/27/2023	1,992,000
4,000,000		Callidus Debt Partners Clo Fund VI Ltd. 6A C (c,d)	3.2941	10/23/2021	3,902,400
2,500,000		Cavalry CLO V Ltd. 2014-5A D (c,d)	3.7885	1/16/2024	2,470,500
2,000,000		Fortress Credit BSL Ltd. 2013-1A C (c,d)	3.1870	1/19/2025	1,941,400
2,000,000		Fortress Credit BSL Ltd. 2013-1A D (c,d)	3.7870	1/19/2025	1,870,000
3,000,000	EUR	Gateway IV Euro CLO SA 2007-4X D(c)	1.4660	4/25/2023	3,302,379
2,000,000		Hillmark Funding Ltd. 2006-1A B (c,d)	1.0334	5/21/2021	1,879,800
2,000,000		Inwood Park CDO Ltd. 2006-1A D (c,d)	1.6751	1/20/2021	1,907,200
2,500,000		LCM IX LP 9A E (c,d)	4.4858	7/14/2022	2,506,250
1,708,971		Madison Park Funding IV Ltd. 2007-4A E (c,d)	3.8808	3/22/2021	1,657,531
2,000,000		Monroe Capital BSL CLO 2015-1 Ltd. 2015-1A D (c,d)	4.2359	5/22/2027	1,904,600
2,172,000		NewMark Capital Funding CLO Ltd. 2013-1A D (c,d)	3.0738	6/2/2025	1,928,736
2,000,000		Palmer Square CLO Ltd. 2014-1 AC (c,d)	4.1385	10/17/2022	1,999,000
					36,152,783
		PIPELINES - 2.4%
4,585,000		Williams Partners LP / ACMP Finance Corp.	6.1250	7/15/2022	4,678,236

		RETAIL - 0.7%
1,500,000		Outerwall, Inc.	5.8750	6/15/2021	1,425,000

		SEMICONDUCTORS - 1.9%
4,000,000		Qualcomm, Inc.	3.4500	5/20/2025	3,756,164

		TELECOMMUNICATIONS - 2.5%
4,500,000		Frontier Communications	9.0000	8/15/2031	3,990,938
1,000,000		GTP Acquisition Partners I LLC (d)	3.4820	6/16/2025	985,820
					4,976,758
		TRANSPORTATION - 1.0%
2,000,000	CHF	Russian Railways via RZD Capital PLC	2.1770	2/26/2018	1,939,200

		TOTAL BONDS & NOTES (Cost - $167,409,001)			159,552,706

		CONVERTIBLE BONDS - 6.1%
		COAL - 0.4%
5,000,000		Peabody Energy Corp.	4.7500	12/15/2041	753,125

		INTERNET - 1.4%
3,190,000		Yandex NV	1.1250	12/15/2018	2,649,694

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015
Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		INVESTMENT FIRM - 1.0%
2,000,000		TCP Capital Corp.	5.2500	12/15/2019	2,051,250

		REITS - 3.3%
5,000,000		IAS Operating Partnership LP (d)	5.0000	3/15/2018	4,731,250
5,000,000		Vereit, Inc. +	3.7500	12/15/2020	1,847,510
					6,578,760

		TOTAL CONVERTIBLE BONDS (Cost - $14,125,353)			12,032,829

Shares			Dividend Rate (%)
		PREFERRED STOCKS - 2.1%
		BANKS - 0.4%
30,000		JPMorgan Chase & Co.	6.1500	Perpetual	750,000

		DIVERSIFIED FINANCIAL SERVICES - 0.7%
15,962		BGC Partners, Inc.	8.1250	6/15/2042	426,185
22,266		SLM Corp.	6.9700	Perpetual	1,024,904
					1,451,089
		TELECOMMUNICATIONS - 1.0%
19,000		Frontier Communications Corp.	11.1250	6/29/2018	1,915,200

		TOTAL PREFERRED STOCKS (Cost - $4,198,068)			4,116,289

		SHORT-TERM INVESTMENTS - 9.4%
		MONEY MARKET FUND - 9.4%
18,478,974		Federated Treasury Obligations Fund 0.01% (b)
		(Cost - $18,478,974)			18,478,974

		COLLATERAL FOR SECURITIES LOANED - 5.4%
4,132,650		Dreyfus Government Cash Management 0.01% (c)			4,132,650
6,500,000		Milestone Treasury Obligations Fund 0.01% (c)			6,500,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $10,632,650)				10,632,650

		TOTAL INVESTMENTS - 104.1% (Cost - $214,844,046) (e)			$ 204,813,448
		LIABILITIES LESS OTHER ASSETS - (4.1) %			(8,055,669)
		NET ASSETS - 100.0%			$ 196,757,779

	REIT - Real Estate Investment Trust	EUR - Euro
	ABS - Asset Backed Securities	GBP - British Pound
	CLO - Collateralized Loan Obligation	CHF - Swiss Franc
	CDO - Collateralized Debt Obligation
	Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	Principal is in US Dollar unless otherwise noted.
*	All or a portion of these securities are on loan. Total loaned securities had a value of $10,271,815 at August 31, 2015.
+	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(a)	The Advisor or Trustees have determined these securities to be illiquid at August 31, 2015, these securities amounted to
	$12,957,892 or 6.6% of net assets.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2015.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
(d)	transactions exempt from registration to qualified institutional buyers. At August 31, 2015, these securities amounted to
	$51,604,751 or 26.2% of net assets.
	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $214,887,608
(e)	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 1,318,908
				Unrealized Depreciation:	(11,393,068)
				Net Unrealized Depreciation:	$ (10,074,160)

See accompanying notes to financial statements.

Leader Global Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		BONDS & NOTES - 73.8%
		BANKS - 11.5%
100,000		BBVA Bancomer SA (a)	6.7500	9/30/2022	108,550
100,000		ING Bank NV (b)	4.1250	11/21/2023	102,547
100,000		JPMorgan Chase & Co. (b)	7.9000	Perpetual	105,125
100,000		VTB Bank OJSC via VTB Eurasia Ltd. (b)	9.5000	Perpetual	90,861
100,000		Wells Fargo & Co. (b)	7.9800	Perpetual	106,875
					513,958
		BULDING MATERIALS - 4.8%
100,000	EUR	Cemex SAB de CV	4.7500	1/11/2022	111,275
100,000	EUR	Votorantim Cimentos SA (a)	3.5000	7/13/2022	102,853
					214,128
		DIVERSIFIED FINANCIAL SERVICES - 2.5%
100,000		Cantor Fitzgerald LP (a)	7.8750	10/15/2019	111,906

		ENTERTAINMENT - 2.4%
100,000	EUR	International Game Technology (a)	4.7500	2/15/2023	106,117

		INSURANCE - 1.2%
100,000		Genworth Holdings, Inc. Class A (b)	6.1500	11/15/2066	54,000

		INTERNET - 4.3%
200,000		Alibaba Group Holding Ltd.	3.6000	11/28/2024	189,446

		IRON / STEEL - 2.1%
100,000		United States Steel Corp. +	7.3750	4/1/2020	91,490

		MINING - 3.6%
100,000		FMG Resources August 2006 Pty Ltd. (a) +	8.2500	11/1/2019	77,375
100,000		Kinross Gold Corp.	5.9500	3/15/2024	85,011
					162,386
		MISCELLANEOUS MANUFACTURING - 2.1%
100,000		Bombardier, Inc.	7.5000	3/15/2018	94,000

		OIL & GAS - 21.9%
250,000		Chesapeake Energy Corp.	7.2500	12/15/2018	219,375
200,000		Continental Resources, Inc.	5.0000	9/15/2022	181,500
40,000		Gazprom OAO Via Gaz Capital SA	8.1460	4/11/2018	42,626
60,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	66,591
200,000		Linn Energy LLC	8.6250	4/15/2020	90,760
50,000		Petrobras Global Finance BV	5.3750	1/27/2021	44,200
50,000		Petrobras Global Finance BV (b)	2.4288	1/15/2019	44,125
200,000		Rosneft Oil Co. Via Rosneft International Finance Ltd.	4.1990	3/6/2022	170,000
30,000		Transocean, Inc.	7.5000	4/15/2031	21,675
100,000		Whiting Canadian Holding Co. ULC	8.1250	12/1/2019	96,500
					977,352
		OIL& GAS SERVICE - 4.1%
100,000		Freeport-McMoran Oil & Gas LLC	6.5000	11/15/2020	93,500
100,000		Freeport-McMoran Oil & Gas LLC	6.7500	2/1/2022	91,250
					184,750
		OTHER ABS - 10.4%
100,000	EUR	Aquilae CLO II PLC 2006-1X C (b)	0.6290	1/17/2023	109,295
100,000	EUR	Ares European CLO II BV 2007-2X C (b)	2.5980	3/14/2025	110,404
100,000	EUR	Eaton Vance CDO X PLC 2007-10X C1 (b)	0.5200	2/22/2027	106,281
125,000	EUR	Gateway IV Euro CLO SA 2007-4X D (b)	1.4660	4/25/2023	137,599
					463,579
		TELECOMMUNICATIONS - 2.9%
116,000	EUR	Wind Acquisition Finnace SA (b)	3.9810	7/15/2020	130,265

		TOTAL BONDS & NOTES (Cost - $3,386,645)			3,293,377

See accompanying notes to financial statements.

Leader Global Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)

		CONVERTIBLE BONDS - 4.7%
		INTERNET - 1.9%
100,000		Yandex NV	1.1250	12/15/2018	83,063

		OIL & GAS - 2.8%
150,000		Whiting Petroleum Corp. (a)	1.2500	4/1/2020	127,406

		TOTAL CONVERTIBLE BONDS (Cost - $216,329)			210,469
Shares
		PREFERRED STOCK - 2.3%	Dividend
		TELECOMMUNICATIONS - 2.3%	Rate (%)
1,000		Frontier Communications Corp. (Cost - $100,780)	11.1250	6/29/2018	100,800

		SHORT - TERM INVESTMENT - 24.4%
		MONEY MARKET FUND - 24.4%
1,089,924		Federated Treasury Obligations Fund 0.01% (Cost - $1,089,924) (b,c)			1,089,924

		COLLATERAL FOR SECURITIES LOANED - 4.0%
178,000		Dreyfus Government Cash Management 0.01% (b)
		(Cost - $178,000)			178,000

		TOTAL INVESTMENTS - 109.2% (Cost - $4,971,678) (d)			$ 4,872,570
		LIABILITIES LESS OTHER ASSETS - (9.2) %			(411,708)
		NET ASSETS - 100.0%			$ 4,460,862

		ABS - Asset Backed Security
		EUR - Euro
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	*	Principal in US Dollar unless otherwise noted.
	+	All or a portion of these securities are on loan. Total loaned securities had a value of $173,823 at August 31, 2015.
	(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.
		to $634,206 or 14.2% of net assets.
	(b)	Variable rate security; the rate shown represents the rate at August 31, 2015.
	(c)	All or part of this security is held as collateral for forward currency exchange contracts.
	(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,971,678 and
		differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:			$ 42,793
		Unrealized Depreciation:			(141,901)
		Net Unrealized Depreciation:			$ (99,108)

See accompanying notes to financial statements.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quareterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2015 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 655,248	$ -	$ -	$ 655,248
Bonds & Notes	-	657,261,763	-	657,261,763
Bank Loans	-	4,254,575	-	4,254,575
Convertible Bonds	-	47,075,773	-	47,075,773
Preferred Stock	10,406,603	1,650,000	-	12,056,603
Short-Term Investments	171,465,992	-	-	171,465,992
Collateral for Securities Loaned	28,266,141			28,266,141
Total Investments	$ 210,793,984	$ 710,242,111	$ -	$ 921,036,095
Asset -Derivative
Forward Currency Contracts	$ -	$ 9,052,380	$ -	$ 9,052,380
Total Assets	$ 210,793,984	$ 719,294,491	$ -	$ 930,088,475
Liabilities -Derivative
Forward Currency Contracts	$ -	$ (3,357,663)	$ -	$ (3,357,663)

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 159,552,706	$ -	$ 159,552,706
Convertible Bonds	-	12,032,829	-	12,032,829
Preferred Stock	4,116,289	-	-	4,116,289
Short-Term Investments	18,478,974	-	-	18,478,974
Collateral for Securities Loaned	10,632,650	-	-	10,632,650
Total Investments	$ 33,227,913	$ 171,585,535	$ -	$ 204,813,448
Asset- Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ 4,331,897	$ -	$ 4,331,897
Total Assets	$ 33,227,913	$ 175,917,432	$ -	$ 209,145,345
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ (2,639,702)	$ -	$ (2,639,702)

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Leader Global Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 3,293,377	$ -	$ 3,293,377
Convertible Bonds	-	210,469	-	210,469
Preferred Stock	100,800	-	-	100,800
Short-Term Investments	1,089,924	-	-	1,089,924
Collateral for Securities Loaned	178,000	-	-	178,000
Total Investments	$ 1,368,724	$ 3,503,846	$ -	$ 4,872,570
Asset- Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ 14,805	$ -	$ 14,805
Total Assets	$ 1,368,724	$ 3,518,651	$ -	$ 4,887,375
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ (74,854)	$ -	$ (74,854)
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

At August 31, 2015, Leader Short-Term Bond Fund, Leader Total Return Fund and Leader Global Bond Fund had the following open forward foreign currency contracts:

Leader Short-Term Bond Fund
					Unrealized
	Settlement	Local	Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	9/4/2015	JP Morgan	18,100,000	$ 20,280,302	$ (2,845,818)
Euro	9/4/2016	Fifth Third Bank	5,000,000	5,646,765	40,265
Total:			23,100,000	$ 25,927,067	$ (2,805,553)
To Sell:
British Pound	9/4/2015	JP Morgan	4,400,000	$ 6,763,941	$ 488,579
Euro	9/4/2015	JP Morgan	42,000,000	47,059,264	8,523,536
Euro	4/1/2016	Deutsche Bank	1,900,000	2,137,482	(80,732)
Euro	4/1/2016	Fifth Third Bank	9,475,000	10,659,288	(431,113)
Total:			57,775,000	$ 66,619,975	$ 8,500,270

				Net unrealized appreciation on forward foreign currency contracts:	$ 5,694,717
Leader Total Return Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	9/4/2015	JP Morgan	13,900,000	$ 15,574,376	$ (2,126,699)
Euro	9/4/2015	Fifth Third Bank	6,900,000	7,731,165	193,605
Euro	4/1/2016	Fifth Third Bank	1,780,000	2,002,484	(1,440)
Euro	4/1/2016	BNY Mellon	1,220,000	1,377,811	9,825
Total:			23,800,000	$ 26,685,836	$ (1,924,709)
To Sell:
British Pound	9/4/2015	JP Morgan	670,000	$ 1,029,964	$ 74,397
Euro	9/4/2014	JP Morgan	22,020,000	24,672,500	3,961,354
Euro	4/1/2016	BNY Mellon	9,200,000	10,349,915	(384,095)
Euro	4/1/2016	Fifth Third Bank	3,650,000	4,106,217	(126,867)
Swiss Franc	4/1/2016	BNY Mellon	1,800,000	1,877,296	92,716
Swiss Franc	4/1/2016	Fifth Third Bank	50,000	52,147	(601)
Total:			37,390,000	$ 42,088,039	$ 3,616,904

				Net unrealized appreciation on forward foreign currency contracts:	$ 1,692,195

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Leader Global Bond Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	4/1/2016	Fifth Third Bank	465,000	$ 523,121	$ 8,478
Euro	4/1/2016	Fifth Third Bank	515,000	579,370	(311)
Total:			980,000	$ 1,102,491	$ 8,167
To Sell:
Euro	4/1/2016	Deutsche Bank	100,000	$ 112,499	$ (4,249)
Euro	4/1/2016	Fifth Third Bank	1,645,000	1,850,610	(70,294)
Euro	4/1/2016	Fifth Third Bank	85,000	95,624	1,786
Swiss Franc	4/1/2016	Fifth Third Bank	100,000	104,294	4,541
Total:			1,930,000	$ 2,163,027	$ (68,216)

			Net unrealized depreciation on forward foreign currency contracts:		$ (60,049)
The notional value of the derivative instruments outstanding as of August 31, 2015 as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 10/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 10/29/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 10/29/2015